Inventories	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories

4	Inventories

The components of inventories are as follows:

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Raw materials	267	504
Work in progress	391	546
Finished goods	439	1,077

Total	1,097	2,127

During the fiscal years ended March 31, 2020, 2021 and 2022, based upon material composition and expected usage, provisions for inventories of approximately $87,000, $108,000 and $284,000, respectively, were charged to the consolidated statements of operations under cost of revenue.